Investment Strategy	Jan. 15, 2026
Vest US Large Cap 10% Buffer Strategies Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by U.S. large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). The Fund seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

The Fund attempts to achieve its investment objective through the construction of twelve laddered portfolios of 10% buffer strategies (each a “10% Buffer Strategy”) that invest in exchange-traded FLexible EXchange® Options (“FLEX Options”) linked to a US large-cap equity index (the “Index”), such as the S&P 500 Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, the Fund will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 10% Buffer Strategies. Each 10% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with the Fund’s 80% Test, the Fund will only purchase FLEX Options on an Index, such as the S&P 500 index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, the Fund will consider the market value of its FLEX Options positions.

The term “laddered portfolio” refers to the Fund’s portfolio being effectively divided into twelve segments (each referred to herein as a tranche), and each tranche being invested in options that have expiration dates which occur on a rolling, or periodic, basis. The Fund’s “laddered” approach means that, at any given time, the Fund will generally hold one 10% Buffer Strategy that will reset its cap and refresh its buffer (see discussion below) within one month, a second 10% Buffer Strategy that will reset its cap and refresh its buffer within two months, a third 10% Buffer Strategy that will reset its cap and refresh its buffer within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the 10% Buffer Strategies creates diversification of investment time period compared to the risk of buying or selling any one 10% Buffer Strategy at any one time. This diversification of investment time period is intended to mitigate the risk of failing to benefit from the buffer of a single 10% Buffer Strategy due to the timing of investment in such 10% Buffer Strategy and the relative price of the Index.

The Fund constructs each monthly tranche of a 10% Buffer Strategy with FLEX Options that will be held for an approximate period of one year. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months.

Each monthly tranche of a 10% Buffer Strategy that is constructed within the Fund’s portfolio seeks to provide returns or losses before all estimated fees and expenses based on the price performance of the Index (which does not include the dividends paid by the companies in the Index) from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year (the “Tranche Holding Period”) subject to the following conditions:

●	If the price of the Index or ETF appreciates over the Tranche Holding Period, the tranche seeks to provide a total return that increases by the percentage increase of the price of the Index or ETF, up to a maximum return that is determined at the start of the Tranche Holding Period (the “Capped Return”).

●	If the price of the Index or ETF decreases over the Tranche Holding Period by 10% or less (the “Buffer Amount”), the tranche seeks to provide a total return of zero.
●	If the price of the Index or ETF decreases over the Tranche Holding Period by more than 10%, the tranche seeks to provide a total return loss that is 10% less than the percentage decrease in the price of the Index or ETF with a maximum loss of approximately 90%.

Each 10% Buffer Strategy has been specifically designed to produce the outcomes based upon the Index’s returns over the duration of the Tranche Holding Period. Each 10% Buffer Strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer, if the strategy was entered into on the day on which the 10% Buffer Strategy enters the FLEX Options (i.e., the first day of a Tranche Holding Period) and held until those FLEX Options expire at the end of the Tranche Holding Period. At the end of each Tranche Holding Period, the FLEX Options for that tranche are generally sold or expire, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that approximately every 30 days, one of the 10% Buffer Strategies will undergo a “reset” of its cap and a refresh of its buffer. At any given time, the Fund will generally hold one 10% Buffer Strategy with FLEX Options expiring within one month, a second 10% Buffer Strategy with FLEX Options expiring within two months, a third 10% Buffer Strategy with FLEX Options expiring within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the 10% Buffer Strategies creates diversification of investment time-period and market level (meaning the level of the Index at any given time) compared to the risk of acquiring or disposing of any one 10% Buffer Strategy at any one time. Because the Fund will increase its position in the 10% Buffer Strategies in connection with inflows of assets into the Fund and during any rebalance, the Fund may enter the 10% Buffer Strategies on days other than the first day of the Tranche Holding Period. Likewise, the Fund will exit some of its position in the 10% Buffer Strategies in connection with outflows of assets from the Fund and during any rebalance, and such disposals typically will not occur on the last day of a Tranche Holding Period. As a result, the value of the Fund’s investment in the 10% Buffer Strategies may not be buffered against a specific level of decline in the value of the Index and may not participate in a gain in the value of the Index up to a specific level of cap for the Fund’s investment period. At times during the Tranche Holding Period, the value of the securities in the Fund could vary because of related factors other than the level of the Index. Certain related factors are interest rates, implied volatility levels of the Index and securities comprising the Index, and implied dividend levels of the Index and securities comprising the Index. As a result, the Fund may experience investment returns that are very different from those that a single 10% Buffer Strategy seeks to provide.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the Index or ETFs and / or other investment companies that hold exchange-traded FLEX Options that reference the Index or ETFs. Specifically, each tranche may consist of purchased call FLEX Options (i.e., options that give the Fund the right to receive the price of the Index or buy the ETF), written put FLEX Options (i.e., options that obligate the Fund to receive the price of the Index or buy the ETF), purchased put FLEX Options (i.e., options that give the Fund the right to pay the price of the Index or sell the ETF), and written call FLEX Options (i.e., options that obligate the Fund to pay the price of the Index or sell the ETF). Each monthly tranche is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive.

Option contracts on an index or ETF give one party the right to receive or deliver the cash value of the particular index or ETF, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

For any given tranche, the FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the Index or ETF. Further, while each monthly tranche of the Fund seeks to limit losses from declines up to 10% of the Index or ETF on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow each monthly tranche of the Fund to participate in gains in the Index or ETF up to a maximum cap. Thus, even if the Index or ETF gains exceed that maximum cap, the gains in each monthly tranche of the Fund will be capped. The Fund expects that its assets will generally be invested evenly across the monthly tranches. As a result, portions of the Fund’s investments will have different levels of protection against declines in the Index or ETF and different levels of capped gains from gains in the Index or ETF. This creates diversification of market levels, protection levels and capped levels on a monthly basis compared to the risk of investing only in a single monthly tranche with the market level, protection level and capped level fixed for approximately one year.

The Fund’s strategy is designed so that any amount owed by the Fund on FLEX Options written by the Fund (“Written Options”) will be covered by payouts at the expiration of the FLEX Options purchased by the Fund (“Purchased Options”). The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. Because amounts owed on the Written Options will be covered by payouts at the expiration of the Purchased Options, the Fund will not be in a net obligation position from the use of FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities to maintain liquidity or pending selection of investments in accordance with its policies.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 10% Buffer Strategies.
Vest US Large Cap 20% Buffer Strategies Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by U.S. large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). The Fund seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

The Fund attempts to achieve its investment objective through the construction of twelve laddered portfolios of 20% buffer strategies (each a “20% Buffer Strategy”) that invest in exchange-traded FLexible EXchange® Options (“FLEX Options”) linked to a US large-cap equity index (the “Index”), such as the S&P 500 Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, the Fund will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 20% Buffer Strategies. Each 20% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 20% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with the Fund’s 80% Test, the Fund will only purchase FLEX Options on an Index, such as the S&P 500 index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, the Fund will consider the market value of its FLEX Options positions.

The term “laddered portfolio” refers to the Fund’s portfolio being effectively divided into twelve segments (each referred to herein as a tranche), and each tranche being invested in options that have expiration dates which occur on a rolling, or periodic, basis. The Fund’s “laddered” approach means that, at any given time, the Fund will generally hold one 20% Buffer Strategy that will reset its cap and refresh its buffer (see discussion below) within one month, a second 20% Buffer Strategy that will reset its cap and refresh its buffer within two months, a third 20% Buffer Strategy that will reset its cap and refresh its buffer within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the 20% Buffer Strategies creates diversification of investment time period compared to the risk of buying or selling any one 20% Buffer Strategy at any one time. This diversification of investment time period is intended to mitigate the risk of failing to benefit from the buffer of a single 20% Buffer Strategy due to the timing of investment in such 20% Buffer Strategy and the relative price of the Index.

The Fund constructs each monthly tranche of a 20% Buffer Strategy with FLEX Options that will be held for an approximate period of one year. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months.

Each monthly tranche of a 20% Buffer Strategy that is constructed within the Fund’s portfolio seeks to provide returns or losses before all estimated fees and expenses based on the price performance of the Index (which does not include the dividends paid by the companies in the Index) from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year (the “tranche holding period”) subject to the following conditions:

●	If the price of the Index or ETF appreciates over the tranche holding period, the tranche seeks to provide a total return that increases by the percentage increase of the price of the Index or ETF, up to a maximum return that is determined at the start of the tranche holding period (the “Capped Return”).

●	If the price of the Index or ETF decreases over the tranche holding period by 20% or less (the “Buffer Amount”), the tranche seeks to provide a total return of zero.
●	If the price of the Index or ETF decreases over the tranche holding period by more than 20%, the tranche seeks to provide a total return loss that is 20% less than the percentage decrease in the price of the Index or ETF with a maximum loss of approximately 80%.

Each 20% Buffer Strategy has been specifically designed to produce the outcomes based upon the Index’s returns over the duration of the Tranche Holding Period. Each 20% Buffer Strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer, if the strategy was entered into on the day on which the 20% Buffer Strategy enters the FLEX Options (i.e., the first day of a Tranche Holding Period) and held until those FLEX Options expire at the end of the Tranche Holding Period. At the end of each Tranche Holding Period, the FLEX Options for that tranche are generally sold or expire, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that approximately every 30 days, one of the 20% Buffer Strategies will undergo a “reset” of its cap and a refresh of its buffer. At any given time, the Fund will generally hold one 20% Buffer Strategy with FLEX Options expiring within one month, a second 20% Buffer Strategy with FLEX Options expiring within two months, a third 20% Buffer Strategy with FLEX Options expiring within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the 20% Buffer Strategies creates diversification of investment time-period and market level (meaning the level of Index at any given time) compared to the risk of acquiring or disposing of any one 20% Buffer Strategy at any one time. Because the Fund will increase its position in the 20% Buffer Strategies in connection with inflows of assets into the Fund and during any rebalance, the Fund may enter the 20% Buffer Strategies on days other than the first day of the Tranche Holding Period. Likewise, the Fund will exit some of its position in the 20% Buffer Strategies in connection with outflows of assets from the Fund and during any rebalance, and such disposals typically will not occur on the last day of a Tranche Holding Period. As a result, the value of the Fund’s investment in the 20% Buffer Strategies may not be buffered against a specific level of decline in the value of the Index and may not participate in a gain in the value of the Index up to a specific level of cap for the Fund’s investment period. At times during the Tranche Holding Period, the value of the securities in the Fund could vary because of related factors other than the level of the Index. Certain related factors are interest rates, implied volatility levels of the Index and securities comprising the Index, and implied dividend levels of the Index and securities comprising the Index. As a result, the Fund may experience investment returns that are very different from those that a single 20% Buffer Strategy seeks to provide.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the Index or ETFs and / or other investment companies that hold exchange-traded FLEX Options that reference the Index or ETFs. Specifically, each tranche may consist of purchased call FLEX Options (i.e., options that give the Fund the right to receive the price of the Index or buy the ETF), written put FLEX Options (i.e., options that obligate the Fund to receive the price of the Index or buy the ETF), purchased put FLEX Options (i.e., options that give the Fund the right to pay the price of the Index or sell the ETF), and written call FLEX Options (i.e., options that obligate the Fund to pay the price of the Index or sell the ETF). Each monthly tranche is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive.

Option contracts on an index give one party the right to receive or deliver the cash value of the particular index or ETF, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

For any given tranche, the FLEX Options do not protect against declines of over 20% and investors will bear a loss that is 20% less than the percentage loss on the Index or ETF. Further, while each monthly tranche of the Fund seeks to limit losses from declines up to 20% of the Index or ETF on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow each monthly tranche of the Fund to participate in gains in the Index or ETF up to a maximum cap. Thus, even if the Index or ETF gains exceed that maximum cap, the gains in each monthly tranche of the Fund will be capped. The Fund expects that its assets will generally be invested evenly across the monthly tranches. As a result, portions of the Fund’s investments will have different levels of protection against declines in the Index or ETF and different levels of capped gains from gains in the Index or ETF. This creates diversification of market levels, protection levels and capped levels on a monthly basis compared to the risk of investing only in a single monthly tranche with the market level, protection level and capped level fixed for approximately one year.

The Fund’s strategy is designed so that any amount owed by the Fund on FLEX Options written by the Fund (“Written Options”) will be covered by payouts at the expiration of the FLEX Options purchased by the Fund (“Purchased Options”). The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. Because amounts owed on the Written Options will be covered by payouts at the expiration of the Purchased Options, the Fund will not be in a net obligation position from the use of FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities to maintain liquidity or pending selection of investments in accordance with its policies.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 20% Buffer Strategies.
Vest S&P 500 Dividend Aristocrats Target Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund employs an investment approach designed to track the performance of the Cboe Aristocrats Index before fees and expenses. The Cboe Aristocrats Index is designed with the primary goal of generating an annualized level of income that is approximately 10% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating limited capital appreciation based on the returns of the equity components of the S&P 500 ® Dividend Aristocrats® Index.

About the Index’s Strategy

The Cboe Aristocrats Index, constructed and maintained by the Cboe Global Markets Inc. (“Index Calculation Agent” and/or “Cboe”), is designed with the primary goal of generating an annualized level of income that is approximately 10% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating limited capital appreciation based on the returns of the equity components of the S&P 500 ® Dividend Aristocrats® Index. The Cboe Aristocrats Index investment strategy includes:

●	buying an equally weighted portfolio of stocks of companies (“Stock Portfolio”) that are the members of the S&P 500® Dividend Aristocrats® Index (“SPDAUDT Index”); and

●	partially writing hypothetical weekly U.S. exchange-traded covered call options (“Call Options”) on each of the stocks.

Stock Portfolio: The Stock Portfolio in the Cboe Aristocrats Index is rebalanced to be equally weighted each January, April, July and October and is reconstituted on an annual basis by selecting stocks that have options that trade on a national securities exchange and are members of the SPDAUDT Index during the January rebalance. The SPDAUDT Index, constructed and maintained by S&P Dow Jones Indices LLC, includes companies that are currently members of the S&P 500®, have increased dividend payments each year for at least 25 years, and meet certain market capitalization and liquidity requirements. The SPDAUDT Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index weight. If there are fewer than 40 stocks with at least 25 consecutive years of dividend growth or if sector caps are breached, the SPDAUDT Index will include companies with shorter dividend growth histories.

Call Options: Each stock in the Stock Portfolio is partially overwritten with an exchange-traded-call option on that stock. Each exchange-traded call option included in the Cboe Aristocrats Index is a hypothetical “European-style” option (i.e., an option which can only be exercised at the strike price at its expiration) with an approximate term of 7-days (“Term”). The strike price (i.e., the price at which a call option can be exercised) of each call option included in the Cboe Aristocrats Index must be as close as possible to the closing price of the option’s underlying stock price as of the beginning of the Term, the last business day of the week. Each such option will automatically be deemed exercised on its expiration date if its underlying stock price is above its strike price. If the stock underlying the call option closes above the option’s strike price, a cash settlement payment in an amount equal to the difference between the strike price and the closing price of the stock is deemed to be made and the Cboe Aristocrats Index value is correspondingly reduced. If the underlying stock does not close above its strike price, then the option expires worthless and the entire amount of the premium payment is retained within the Cboe Aristocrats Index. The Call Options are rolled at the end of the Term, into a new set of Call Options with a new term of approximately 7 days. The Cboe Aristocrats Index is designed to vary the number of Call Options written over the Term such that the Stock Portfolio is partially overwritten with Call Options. The number of Call Options written is determined at the start of the Term such that total annualized income per unit of investment expressed as a percentage over the calendar year (“Annualized Yield”) from dividends received from the Stock Portfolio and the premiums received from the Call Options is approximately 10% over the annual dividend yield of the S&P 500® Index. The Cboe Aristocrats Index may utilize Flexible Exchange® Options (“FLEX Options”), which are customized equity or index option contracts that trade on an exchange, but unlike standardized exchange-traded options provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Cboe Aristocrats Index is published under the Bloomberg ticker symbol “SPAI”.

About the Fund’s Strategy

The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Cboe Aristocrats Index whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in component securities of the Cboe Aristocrats Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Fund intends to invest in a sample of the securities in the Cboe Aristocrats Index with a view towards making quarterly distributions at an approximate rate of 10% over the annual dividend yield of the S&P 500® Index, before fees and expenses.

The Fund may invest in the entire Stock Portfolio or a representative sample of the Stock Portfolio whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Stock Portfolio as a whole. The Fund will seek to reconstitute and rebalance at or close to the same time as when the Stock Portfolio is rebalanced.

The Fund may sell standardized exchange-traded call options or European style FLEX Options that reference the stock that the Fund may invest in. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. OTC options are options that do not trade on an exchange.

Additionally, the Fund will seek to reduce or eliminate the portion of its distributions that are characterized as return of capital for tax purposes and may engage in transactions designed to generate earnings and profits by undertaking taxable sales of assets. The result of such transactions would be to change the tax character of certain distributions from the Fund from return of capital to taxable dividends, thus accelerating the tax liability for current shareholders.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s total assets will be invested in component securities of the Cboe Aristocrats Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
Vest Bitcoin Strategy Managed Volatility Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve total return by constructing a dynamic portfolio with the aim of both managing the volatility of the Fund and reducing the impact on the Fund’s portfolio of significant market downturns during periods of high volatility in the price of Bitcoin. The Fund seeks to achieve these objectives by allocating its assets among a range of options contracts, including standardized listed options and FLexible Exchange Options (“FLEX Options”) (collectively, “Options”) that will utilize as their reference asset instruments that provide exposure to the returns of Bitcoin (the “Bitcoin Reference Instruments” and/or exchange-traded futures contracts linked to Bitcoin that are cash-settled in U.S. dollars (“Bitcoin Futures”) and any one or more of the following: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), treasury inflation-protected securities, and repurchase agreements (“Cash Investments”) (collectively, Bitcoin Futures, Options, and Cash Investments are referred to as “Constituent Investments”). The Bitcoin Reference Instrument that the Fund currently intends to invest is the Cboe Mini Bitcoin U.S. ETF Index. However, the Bitcoin Reference Instrument utilized by the Fund may change over time.

The Bitcoin Reference Instruments

The Fund does not invest directly in bitcoin. Rather, the Fund will invest in Bitcoin Futures and/or a range of Options that reference the Bitcoin Reference Instruments. The Bitcoin Reference Instruments that may be referenced by the Options include Bitcoin ETPs or Bitcoin ETP Indexes. Bitcoin ETPs are exchange-traded investment products that are not registered under the Investment Company Act of 1940 (the “1940 Act”). The Bitcoin ETPs seek to generally reflect the price performance of bitcoin by purchasing and storing bitcoin in a digital vault and issuing exchange-listed shares that correspond to the price of bitcoin the Bitcoin ETPs hold.

Bitcoin ETP Indexes are designed to track the performance of Bitcoin ETPs listed on eligible exchanges. These Bitcoin ETP Indexes aim to provide a benchmark for the price return performance of Bitcoin ETPs, reflecting the market dynamics and trends of Bitcoin investments. The primary objective of a Bitcoin ETP Index is to represent the price return performance of Bitcoin ETPs.

The Bitcoin ETP Indexes that the Fund may utilize as the Bitcoin Reference Instrument include: Cboe Bitcoin U.S. ETF Index and Cboe Mini Bitcoin U.S. ETF Index. The Bitcoin ETPs that the Fund may utilize as the Bitcoin Reference Instrument include: iShares Bitcoin Trust ETF, Grayscale Bitcoin Trust ETF, Fidelity Wise Origin Bitcoin Fund, Bitwise Bitcoin ETF and ARK 21Shares Bitcoin ETF.

General Information on Options:

The Fund may invest in both purchased and written put and call Options that reference the Bitcoin Reference Instrument. Because the value of the Fund is based on Options that reference the Bitcoin Reference Instrument and not the Bitcoin Reference Instrument directly, variations in the value of the Options impact the correlation between the Fund’s NAV and the price of the Bitcoin Reference Instrument. The Options that the Fund will hold that reference the Bitcoin Reference Instrument will give the Fund the right or the obligation to either receive or deliver a cash payment on the Option expiration date based upon the difference between the Bitcoin Reference Instrument’s value and a strike price, depending on whether the Option is a put or call Option and whether the Fund purchases or sells the Option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.

FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and Options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.

Traditional exchange-listed Options have standardized terms, such as the type, the reference asset, the strike price and expiration date. Exchange-listed Options are also guaranteed for settlement by the OCC.

About the Managed Volatility Strategy and Target Exposure

The Fund is actively managed by its investment adviser (the “Adviser”), using a strategy (“Managed Volatility Strategy”) designed to change allocations among the Constituent Investments in response to changes in historically realized volatility of Bitcoin Futures relative to a volatility target for the Fund that is periodically set by the Adviser (the “Volatility Target”). If the historically realized volatility of Bitcoin Futures increases relative to the Volatility Target, the Adviser may reduce the Fund’s economic exposure to Bitcoin Futures (the “Target Exposure”) and allocate a higher amount to Cash Investments. On the other hand, if the historically realized volatility of Bitcoin Futures decreases relative to the Volatility Target, the Adviser may increase the Fund’s Target Exposure to Bitcoin Futures and allocate a lesser amount to Cash Investments. The Adviser may review both short-term and long-term measures of historically realized volatility of Bitcoin Futures to determine changes to the Target Exposure. Historically realized volatility is an assessment of variation in returns of an asset from its average as evident in the daily prices of that asset over a certain historical period. The historical period over which the volatility is measured can be short-term such as over 21 consecutive trading days or long-term such as over 260 trading days.

The historically realized volatility of Bitcoin Futures is relatively high. For instance, at times Bitcoin Futures have realized volatility that is more than five times the volatility realized by the broad US stock market weighted by market capitalization. Due to the elevated levels of volatility of Bitcoin Futures, the Fund’s Target Exposure may be substantially less than 100% of the Fund’s net assets. Under normal circumstances, the Fund expects to maintain a Target Exposure of between 50% and 100%. During periods other than normal circumstances, including periods where there is extreme volatility and where the Adviser believes it is prudent to take a temporary defensive posture, the Fund may reduce its Target Exposure significantly. The Fund does not anticipate its Target Exposure will exceed 100%.

The Adviser believes that the Managed Volatility Strategy may lead to total returns for investors while dampening large swings in the volatility of the Fund’s entire portfolio over time. However, historically realized volatility may not be indicative of future volatility. Due to this limitation, changes in market conditions, or other factors, the actual realized volatility of the Fund for any particular period may be materially higher or lower than the volatility targeted by the Adviser. The return of the Fund for any given period could be directionally different than the returns of Bitcoin or Bitcoin Futures or Bitcoin Reference Instruments depending on allocation decisions made by the Adviser in its attempt to implement the Managed Volatility Strategy.

About the Volatility Target

The Adviser will seek to manage the volatility of the Fund consistent with changes in the broad level of risks in capital markets. The Adviser will change the Volatility Target for the Fund, based on the Adviser’s subjective assessment, as the levels of risks in capital markets change. The Adviser will review several factors that provide indications of the level of risks in capital markets in setting the Volatility Target, including but not limited to levels of yield in high-quality short-term debt securities, levels of credit spreads in the corporate bond market, volatility of the broad US stock market, quantitative signals based upon the Adviser’s research, that rely on the evaluation of technical and fundamental indicators, such as trends in historical prices, spreads between Bitcoin Futures’ prices of differing expiration dates, implied forward price premiums of differing option expiration dates, supply/demand data, momentum and price data on Bitcoin. The Fund is actively managed and has the flexibility to change the Volatility Target, at the Adviser’s discretion, in order to achieve the Fund’s objective.

The Fund’s Portfolio Composition

The Fund invests substantially all of its assets in a combination of Options that reference Bitcoin Reference Instruments and/or Bitcoin Futures and Cash Investments whose collective performance is designed to achieve total return with the aim of both managing the volatility of the Fund and limiting losses due to severe sustained decline. Importantly, the Fund will not invest directly in Bitcoin or any other digital currencies. To the extent that the Fund seeks to gain exposure to Bitcoin Futures, in whole or in part, it will do so through investments in a subsidiary organized in the Cayman Islands (the “Vest Subsidiary”). The Vest Subsidiary is wholly owned and controlled by the Fund. The Fund will also likely have significant Cash Investments. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. Again, however, the Fund will not invest directly in Bitcoin or any other digital currencies.

The Fund will seek to gain exposure to the Bitcoin markets primarily through Options that reference Bitcoin Reference Instruments and/or exchange-traded futures contracts that are cash-settled in U.S. dollars and are traded on, or subject to the rules of, commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”), such as the Chicago Mercantile Exchange (the “CME”). The CME is a US-registered designated contract market and derivatives clearing organization. Futures contracts are financial contracts, the value of which depends on, or is derived from, an underlying reference asset. In the case of Bitcoin Futures, the underlying reference asset is Bitcoin. The CME has specified that the value of Bitcoin underlying Bitcoin futures contracts traded on the CME will be determined by reference to the CME CF Bitcoin Reference Rate, which provides an indication of the price of Bitcoin across certain Bitcoin trading platforms.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold, and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. The Fund will be a net buyer of Bitcoin Futures. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 40% of the value of the contract being traded.

A cash-settled future contract means that when the relevant futures contract expires, if the value of the underlying asset exceeds the futures contract price, the seller pays to the purchaser cash in the amount of that excess, and if the futures contract price exceeds the value of the underlying asset, the purchaser pays to the seller cash in the amount of that excess. In a cash-settled futures contract on Bitcoin, the amount of cash to be paid is equal to the difference between the value of the Bitcoin underlying the futures contract at the close of the last trading day of the contract and the futures contract price specified in the agreement.

The Vest Subsidiary is wholly owned and controlled by the Fund. The Fund’s investment in the Vest Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”) at certain times during the taxable year. The Fund’s investment in the Vest Subsidiary is intended to provide the Fund with exposure to Bitcoin returns (when using Bitcoin Futures) while enabling the Fund to satisfy source-of-income requirements that apply to RICs under the Code. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the Vest Subsidiary. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in Bitcoin Futures. The Fund will aggregate its investments with the Vest Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the Vest Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the Vest Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the Vest Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the Vest Subsidiary.

Due to the Subsidiary Limit, margin requirements for Bitcoin Futures and the high volatility of Bitcoin Futures, the Fund’s exposure to Bitcoin Futures, and resultantly the sensitivity of its prices to changes in price of Bitcoin Futures, may be substantially below the highest exposure of 100%. Margin requirements will determine the amount of collateral the Fund is required to post to its futures commission merchant (“FCM”). An FCM is a brokerage firm that solicits or accepts orders to buy or sell futures contracts and accepts money or other assets from customers to support such orders. FCMs are required to be registered with the CFTC and to be members of the National Futures Association. Minimum margin requirements for Bitcoin Futures are set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. FCMs may require a margin level beyond the exchange’s minimum requirement. The Fund’s exposure to Bitcoin Futures may decrease if, and when, margin requirements for Bitcoin Futures increase.

The CME limits the position (the “Position Limit”) acquired by a single entity, such as the Fund or its subsidiary, for Bitcoin Future contracts with an expiry date closest to the trade date. The CME does not limit positions for contracts for expiry dates other than the closest to trade date. However, for positions that exceed an accountability level of contracts (the “Accountability Level”), the CME may ask the Fund or its subsidiary to provide information relating to the position, including, but not limited to, the nature and size of the position, the trading strategy employed with respect to the position, and hedging information, if applicable. Failure to supply the requested information may result in an order to reduce such positions. Additionally, the CME may ask the Fund, or its subsidiary, to not further increase its positions, comply with any limit on the size of the position and/or reduce any open position which exceeds the Accountability Level. The Vest Subsidiary may be unable to invest in Bitcoin Futures beyond the Position Limit or Accountability Level. This may limit the maximum assets that can be committed to the Fund’s investment strategy, and consequently to the Fund. The Trust may close the Fund to additional investments as a result of its positions nearing the Position Limit or Accountability Level.

As the Fund’s investments in Bitcoin Futures nears expiry, the Fund will roll the futures. “Rolling” means selling a futures contract as it nears its expiration date and replacing it with a new futures contract that has a later expiration date. The Fund generally selects between Bitcoin Futures contracts with the three nearest expiration dates (known as the front, second and third month contracts) based on the Adviser’s analysis of the liquidity and cost of establishing and maintaining such positions. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund may sell the expiring contract at a lower price and buy a longer-dated contract at a higher price, resulting in a negative roll yield. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Fund may sell the expiring contract at a higher price and buy a longer-dated contract at a lower price, resulting in a positive roll yield. Due to contango, backwardation or other factors, the returns from Bitcoin Futures may differ from returns from a direct investment in Bitcoin. The Fund does not invest in, or seek exposure to, the current “spot” or cash price of Bitcoin.

The Fund does not intend to provide investors with exposure to an amount of Bitcoin in excess of the Fund’s net assets; the Fund will seek to achieve and maintain, generally with a highest exposure to Bitcoin of 100% by using Options or leverage inherent in futures contracts and through reverse repurchase agreements. The Fund’s Bitcoin futures, if any, will provide leverage to the extent they give the Fund exposure to an amount of underlying Bitcoin with a greater value than the amount of collateral the Fund is required to post to its FCM. The Fund’s investments in Options, futures and reverse repurchase agreements are subject to the requirements of Rule 18f-4 under the 1940 Act, which governs the use of derivative instruments and certain other transactions that create future payment and/or delivery obligations by the Fund. Although the Fund’s Bitcoin Futures will provide leverage to the extent they give the Fund exposure to an amount of underlying Bitcoin with a greater value than the amount of collateral the Fund is required to post, the Fund does not intend to provide investors with exposure to an amount of Bitcoin in excess of the Fund’s net assets.

The Fund (and the Vest Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following Cash Investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), treasury inflation-protected securities, and repurchase agreements that provide liquidity, serve as margin or collateralize the Fund’s and/or the Vest Subsidiary’s investments in Options that reference Bitcoin Reference Instruments or Bitcoin Futures.

The Fund is classified as a non-diversified fund under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer.

Strategy Portfolio Concentration [Text]	The Fund invests substantially all of its assets in a combination of Options that reference Bitcoin Reference Instruments and/or Bitcoin Futures and Cash Investments whose collective performance is designed to achieve total return with the aim of both managing the volatility of the Fund and limiting losses due to severe sustained decline.